Accrued Expenses (Tables)	6 Months Ended
Mar. 31, 2023
Accrued Expenses
Schedule of components of accrued expenses

	March 31, 2023	September 30, 2022

	(in thousands)
Accrued payroll and payroll related liabilities	$3,811	2,904
Accrued bonuses	787	1,208
Taxes payable	685	897
Other accrued expenses	1,636	3,893
Total accrued expenses	$6,919	8,902